PREMISES AND EQUIPMENT - Summary of premises and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 9,419	$ 9,525
Accumulated depreciation and amortization	(5,656)	(5,488)
Premises and equipment, net	3,763	4,037
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	470	470
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,291	6,283
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 2,658	$ 2,772